Other Non-Current Liabilities	12 Months Ended
Jun. 30, 2022
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Other Non-Current Liabilities	Other non-current liabilities

	SA Rand
Figures in million	2022	2021
Sibanye Beatrix ground swap royalty[1]	18	19
Lease liability – non-current[2]	245	154
Provision for Harmony Education Benefit Fund	5	5
Total non-current liabilities	268	178
[1]The decrease is mainly due to the estimated gold allocation decreasing from 2 068kg to 1 820kg based on approved life-of-mine plans.
[2]Refer to note 28 for an analysis of the lease liability.